Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Sustainable Advantage Large Cap Core Fund - Investor C	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	$ 1,691